Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2014
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the "Company" or "Seanergy") was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its vessel-owning subsidiaries for a broad range of dry bulk cargoes, including coal, iron ore, and grains or major bulks, as well as bauxite, phosphate, fertilizers and steel products or minor bulks.

The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the "Company" or "Seanergy").

a.	Disposal of Subsidiaries:
On November 9, 2012, the Company entered into an agreement with I.M.I. Holdings Corp. (the "Buyer" or "IMI), to sell its 100% ownership interest in Bulk Energy Transport (Holdings) Limited ("BET"), for a nominal cash consideration of $0.001. In addition, the Company released BET from all of its obligations and liabilities towards the Company, which accrued to $3,508 as of the date of sale. The transaction was consummated on December 30, 2012 upon finalization of all the required documentation.  On December 18, 2012, at the direction of IMI, the Company sold the vessel BET Prince for gross proceeds of $8,330, which were used to repay part of the then outstanding debt.
IMI is ultimately controlled by entities controlled by members of the Restis family and is under common control with the Company. In connection with the sale of BET, the Company's Board of Directors obtained a fairness opinion from an independent third party. The sale of BET was treated as a transaction between entities under common control, and as such, asset and liability values were transferred at historical cost, with the resulting gains from the extinguishment of BET's net liabilities amounting to $5,213 recognized as an equity transaction within Additional paid-in capital.
The estimated historical carrying values of the assets and liabilities that were agreed to be transferred were as follows:
Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	(5,213)

On January 29, 2013, Maritime Capital Shipping Limited ("MCS"), a wholly owned subsidiary of the Company, sold its 100% ownership interest in the four subsidiaries that owned the Handysize dry bulk carriers Fiesta, Pacific Fantasy, Pacific Fighter and Clipper Freeway. The buyer was a third-party nominee of the lenders under the senior secured credit facility with DVB Group Merchant Bank (Asia) Ltd ("DVB"), as agent. MCS had provided a guarantee under this facility, and in exchange for the sale, $30,310 of outstanding debt and accrued interest was discharged. In addition, the guarantee provided by MCS was fully released. In connection with the sale of the subsidiaries, the Company's Board of Directors obtained a fairness opinion from an independent third party rendering the transaction fair from the financial point of view of Seanergy's shareholders.

The estimated fair values of the assets and liabilities sold on the date of the sale were as follows:

Cash and restricted cash	1,902
Vessels and other assets	22,780
Long-term debt and other liabilities, net of obligations towards the Company	(30,382)
Net liabilities	(5,700)

The Company recognized a gain from the sale of the four MCS subsidiaries under the facility agreement with DVB, of $5,538 or $0.46 per share (basic and diluted).

On July 19, 2013, MCS sold its 100% ownership interest in the three subsidiaries that owned the Handysize dry bulk carriers African Joy, African Glory and Asian Grace. The buyer was a third-party nominee of the lenders under the senior and the subordinated credit facility with United Overseas Bank Limited ("UOB"). MCS had provided a guarantee under this facility, and in exchange for the sale, $39,533 of outstanding debt, accrued interest and swap liabilities were discharged. In addition, the guarantee provided by MCS was fully released. In connection with the sale of the subsidiaries, MCS deposited $1,000 on May 16, 2013, into an escrow account held with the escrow agent, which was released to UOB on the closing date. The Company's Board of Directors obtained a fairness opinion from an independent third party rendering the transaction fair from the financial point of view of the Seanergy's shareholders.

The estimated fair values of the assets and liabilities sold on the date of the sale were as follows:

Cash and restricted cash	103
Vessels and other assets	18,514
Long-term debt and other liabilities, net of obligations towards the Company	(39,957)
Net liabilities	(21,340)

The Company recognized a gain from the sale of the three MCS subsidiaries under the facility agreement with UOB, of $20,181 or $1.69 per share (basic and diluted).

b.	Disposal of Vessels:

On March 11, 2014, the Company closed on its delivery and settlement agreement with its remaining lender, Piraeus Bank, for the sale of its four remaining vessels, to a nominee of the lender, in exchange for a nominal cash consideration and full satisfaction of the underlying loan facilities. The Company provided a corporate guarantee for these facilities. The four vessels were the dry bulk carriers Bremen Max, Hamburg Max, Davakis G. and Delos Ranger. In exchange for the sale, approximately $145,597 of outstanding debt and accrued interest were discharged and the Company's guarantee was fully released.

The Company recognized a gain from the sale of the four remaining vessels under the facility agreements with Piraeus Bank, of $85,563 or $6.40 per share (basic and diluted).

c.	Vessels Acquisitions:

On December 23, 2014 the Company entered into an agreement for the purchase of a second hand Capesize vessel for a gross purchase price of $17,300. The acquisition was funded by secured senior bank debt, as well as financing by one of the Company's major shareholders. The transaction was approved by the Board of Directors. The vessel was delivered on March 19, 2015 (Note 18 b&e).

d.	Going Concern:

Over the three years ended December 31, 2013 the Company had experienced significant losses, severe deterioration of its cash flow generating ability and reduction in cash and cash equivalents, which in turn affected, its ability to satisfy its obligations as they fell due. The Company, as of December 31, 2013 continued to be in breach of certain terms and covenants of the loan facility with its remaining lender, and had a working capital deficit and an accumulated deficit. Following the disposal of its entire fleet in early 2014 in the context of its restructuring plan (Note 1b), the Company was unable to generate sufficient cash flow to meet its obligations and sustain its continuing operations. These conditions raised substantial doubt about the Company's ability to continue as a going concern.

On April 24, 2014, the Company entered into an agreement for the contribution of four Capesize vessels by entities affiliated with certain members of the Restis family, in exchange for newly issued shares of the Company's common stock. Continued discussions could lead to changes in the transaction which remains subject to certain conditions and sellers' third party consents. The transaction has been extended to be completed by June 30, 2015 (Note 18c).

On December 23, 2014, the Company entered into an agreement with an unaffiliated third party for the purchase of a second hand Capesize vessel ( the 171,199 DWT M/V Leadership), executing under its business plan, that is to grow the fleet on a sustainable basis, after the financial restructuring discussed above. The Company took delivery of the vessel on March 19, 2015. The acquisition of the vessel was financed by (i) a shareholder's convertible note of $4,000 dated March 12, 2015 by a company affiliated with one of the Company's major shareholders, (ii) by $8,750 loan agreement with Alpha Bank A.E., or Alpha Bank, dated March 6, 2015 and (iii) by an equity injection of $4,500 on March 16, 2015 by a company affiliated with one of the Company's major shareholders in exchange for the issuance of 25,000,500 newly issuance shares of common stock.

As charter rates for bulkers have experienced a high degree of volatility, the newly acquired vessel will probably be employed for the first months of its operation at charter rates that may not be sufficient to cover its operating expenses. Currently, there can be no assurance as to whether the charter rates will improve within a short period of time and to what extent, and accordingly if the cash existing at the balance sheet date and expected to be generated from the vessel's operation will be sufficient to cover the Company's working capital needs for a reasonable period of time.

On January 28, 2015 the Company received a written notification from The Nasdaq Stock Market, indicating that the closing bid price of the Company's common stock for 30 consecutive business days, from December 12, 2014 to January 27, 2015, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market. The Company has 180 days to regain compliance and meet all other listing standards and requirements. The Company has announced that currently is considering its options, including a reverse stock split.

While the Company continues to use its best efforts to execute under its plan, there can be no assurance that this plan will be successfully completed.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern. Accordingly, they do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.

e.	Subsidiaries in Consolidation:

Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2014 are as follows:

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Furious Shipping Co. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Olympius Shipping Co. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	March 6, 2014	Piraeus Bank
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	March 11, 2014	Piraeus Bank
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	March 7, 2014	Piraeus Bank
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	March 10, 2014	Piraeus Bank
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (4)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A

(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by MCS
(3) Management company
(4) Dormant company